MANAGERS INTERNATIONAL EQUITY FUND
MANAGERS EMERGING MARKETS EQUITY FUND

Semi-Annual Report
June 30, 1999
Where Leading Money Managers Converge



MANAGERS INTERNATIONAL EQUITY FUND
MANAGERS EMERGING MARKETS EQUITY FUND

Semi-Annual Report
June 30, 1999
(unaudited)

TABLE OF CONTENTS

	Begins
	on Page
President's Message	1
The Managers Funds Performance	3
	Complete performance table for all of The Managers Funds as of June 30,
1999
Summary of Country Allocations	4
	Side by side comparison of the Funds' country breakdown
Schedules of Portfolio Investments	5
	Detailed portfolio listings by security type and industry sector,
	as valued at June 30, 1999
Statements of Assets and Liabilities	14
	Fund balance sheets, Net Asset Value (NAV) per share computation and
	cumulative undistributed amounts
Statements of Operations	15
	Detail of sources of income, fund expenses, and realized and unrealized
	gains (losses) during the period
Statements of Changes in Net Assets	16
	Detail of changes in fund assets and distributions to shareholders
	for the past two periods
Financial Highlights	17
	Historical net asset values, distributions, total returns, expense ratios,
	turnover ratios and net assets
Notes to Financial Statements	19
	Accounting and distribution policies, details of agreements and transactions
	with fund management and description of certain investment risks
Supplemental Data	25
	Results from the Special Meeting of Shareholders held on March 31, 1999

Investments in The Managers Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. Shares of the funds are not federally insured by the Federal
Deposit Insurance Corp., the Federal Reserve Board, or any governmental agency.





Dear Fellow Shareholder:
	The first half of 1999 was an active period for both the financial markets and The Managers Funds. The U.S. economy continued to grow as low levels of unemployment and healthy stock market returns enabled consumers to expand their spending habits. This is a major factor in the economy's strength. In addition, a rebound in some of the emerging economies, particularly in the Far East has had a positive effect on U.S. businesses' prospects for export growth. While these factors have driven stock prices higher so far this year, they have also raised the probability of price inflation.
	Early in the year, Federal Reserve Chairman Alan Greenspan noted the economy's strength and publicly questioned the suitability of the third interest rate cut in late 1998. Then, at its May meeting, the Federal Reserve Board (the Fed) changed its policy bias from neutral to tightening, sighting "the persistent strength in domestic demand, the reduced risks of economic weakness abroad, and the recovery in U.S. financial markets." Finally, in a widely anticipated move at the end of June, the Fed voted to increase short-term rates by 25 basis points (0.25%) to 5.0%. As a result of all of these factors, interest rates rose throughout the first half, and thus, bond prices moved lower in general. Although prices for below investment grade bonds bucked this trend as investors' confidence in the respective companies improved with the perceived improvement in the global economy, many high quality and government bonds had negative total returns for the period. Short-term bonds, treasury bills and commercial paper, however, are far less interest rate sensitive and thus provided steady returns throughout the period.
	The equity markets were strong yet mixed throughout the first half of 1999. In the first quarter, investors continued to focus primarily on domestic large capitalization growth companies and selected internet issues to the exclusion of almost all else. Technology was once again the best performing sector for the U.S. large-cap stock market during the first quarter, followed closely by consumer cyclical stocks. Energy stocks posted modest returns due largely to a sharp rise in oil prices stemming from OPEC's decision to limit production. Meanwhile, the defensive and value oriented sectors of the market languished and small capitalization stocks lost value. The Russell 2000 returned -5.4%, underperforming the S&P 500 by more than 10 percentage points during the first quarter. These trends reversed dramatically in April as large capitalization stocks continued to rise but the strength broadened across all capitalization sectors. The Russell 2000 Index outperformed the S&P 500 Index by 8.5 percentage points during the second quarter. It was the first time since the third quarter of 1997 that small-cap stocks outperformed large- caps, and it was the largest outperformance since the fourth quarter of 1992. Another significant change was that value stocks, typically considered to be stocks with low Price/Book and Price/Earnings ratios, considerably outperformed growth stocks. Indeed, the S&P 500/BARRA Value Index outperformed the S&P 500/BARRA Growth Index by its widest margin since the first quarter of 1993.
	The breakdown of returns by economic sectors also revealed some interesting twists. The best performing sector was basic materials, which rose nearly 24% in the second quarter, a dramatic improvement for a sector which had consistently ranked in the bottom half of all sectors since the first quarter of 1997. Industrial stocks, which had fallen in four of the previous six quarters, rose 18% in the second quarter. Technology stocks continued to provide healthy returns, utilities stocks rebounded and energy stocks improved on their first quarter gains.
	Some of these trends in the U.S. stock market resulted from the strengthening of the global economic scenario, particularly the surprising turnaround in certain emerging nations, which favorably impacted the outlook for basic materials and capital-expenditure based industries. The improved outlook, combined with very favorable valuations relative to the more growth oriented sectors like technology and consumer cyclicals, gave investors more confidence to buy into these sectors.
	With the perceived improvements in the global economy, foreign stocks also performed well during the first half of 1999. Far Eastern and emerging markets stocks provided particularly strong returns, enhanced for the most part by improving currencies. European markets also rose on average although a 12% drop in the valuation of the Euro detracted significantly from returns for U.S. investors.
	Within this environment, Managers International Equity Fund and Managers Emerging Markets Equity Fund performed well. Our newest offering, Managers Emerging Markets Equity Fund rebounded from a challenging 1998 to return 37% during the first half of 1999. Please see page
3 for the complete performance results of all of our funds.
	Last but certainly not least, Robert Watson, our founder and president retired from The Managers Funds on April 1, 1999. I would like to take this opportunity to personally thank Bob for creating a first rate product for our shareholders as well as assembling a top quality team of people to support our shareholders in The Managers
Funds. Importantly, Bob will remain on the Funds' Boards of Trustees and will thus continue to be involved with The Managers Funds.
	As always, should you have any questions on this report, please feel free to contact us at 1-800-835-3879, or visit our website at www.managersfunds.com.
	We thank you for your continued investment in The
Managers Funds.

Sincerely,




Peter M. Lebovitz
President



The Managers Funds Performance (unaudited)


All Periods Ended June 30, 1999

	 Average Annual Total Returns*



Six
Since		Inception 		Morningstar
Equity Funds:		Months+		1 Year		3
Years		5 Years		10 Years		Inception
	Date
Rating**
Income Equity Fund		11.10%		11.84%
	20.40%		20.62%		14.05%
	15.48%		Oct. '84
PPPP
Capital Appreciation Fund		26.91%		49.68%
	33.86%		28.80%		19.66%
	19.01%
	Jun. '84		PPPPP
Special Equity Fund		11.81%		5.84%
	13.82%		19.64%		15.30%
	16.17%		Jun. '84
PPP
International Equity Fund		6.18%		3.61%
	12.57%		12.52%		12.43%
	14.00%
Dec. '85		PPPP
Emerging Markets

	Equity Fund	37.08%		25.56%		__
	__		__		4.36%		Feb. '98		N/A


Income Funds:

Short & Intermediate

	Bond Fund	0.98%		3.75%		5.32%		5.80%
	6.61%		7.97%		Jun. '84		PPPP
Bond Fund		4.51%		2.98%		9.12%		10.16%
	9.47%		10.70%		Jun. '84		PPPP
Global Bond Fund		(9.56)%		5.05%		4.64%		5.68%		__		5.47%		Mar. '94		P
Money Market Fund		2.28%		4.92%		5.21%		5.12%
	4.98%		5.84%		Jun. '84		N/A


Past performance is not a guarantee of future results.
Investment returns
 and principal value of mutual fund shares will fluctuate so that the
redemption price may be more or less than the original purchase price.  For a
 prospectus including fees and expenses, please visit our website at
www.managersfunds.com, or call The Managers Funds at (800)835-
3879 or your
 investment adviser.  Read the prospectus carefully before you invest.
+	Not annualized.

* Total return equals income yield plus share price change
* and assumes
reinvestment of all dividends and capital gain distributions.
Returns are net
 of fees and may reflect fee waivers or the reimbursement of fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions.
  Returns for periods greater than one year are annualized.


**	Morningstar proprietary ratings reflect risk-adjusted
performance through
 06/30/99 and are subject to change every month. The ratings are by asset class and are calculated from the funds' three-, five- and ten-year returns
(with fee adjustments) in excess of 90-day Treasury bill returns, and a risk factor that reflects fund performance below 90-day Treasury bill returns.
For the three-, five- and ten-year periods, respectively, each of the Equity
 Funds rated other than the International Equity Fund was rated against
3,061, 1,896 and 766 equity funds, the International Equity Fund was rated against 997, 508 and 123 international equity funds, and each of the Income Funds qas rated against 1,554, 1,113 and 381 taxable fixed income funds. Ten percent of the funds in each asset class receive five stars
22.5% receive 4 stars, 35% receive 3 stars, 22.5% receive 2 stars and 10% receive 1 star.






Country	Managers International Equity Fund*
	MSCI EAFE Index				Country
	Managers Emerging Markets Equity Fund*
	MSCI EMF Index
Japan		24.94			24.00			Mexico
	9.95			11.90
United Kingdom		22.41			22.26
	Brazil		8.78			8.65
Germany		11.04			9.85
	Taiwan		8.51			12.31
France		8.94			9.66			Korea
	8.11			14.78
Switzerland		5.61			6.76
	Turkey		6.98			2.05
Australia		4.33			2.86			India
	5.53			7.51
Canada		3.29			0.00
	Greece		5.27			6.14
Sweden		3.23			2.27
	Argentina		4.99			2.36
Spain		2.78			2.97			Chile
	4.80			3.93
Netherlands		2.67			5.65			South
Africa		4.69			11.01
Hong Kong		2.44			2.53
	Israel		4.49			2.89
Italy		2.29			4.37			Hong Kong
	4.12			0.00
Singapore		1.55			1.05
	Indonesia		3.98			2.31
South Africa		0.79			0.00
	Egypt		3.86			0.00
Brazil		0.68			0.00
	Hungary		3.20			1.21
Finland		0.59			1.87
	Malaysia		2.80			0.00
Malaysia		0.44			0.00
	Thailand		2.33			3.84
Denmark		0.37			0.76
	Poland		1.80			1.24
Austria		0.29			0.30
	Philippines		1.70			1.84
Chile		0.28			0.00			Venezuela
	1.50			0.77
China		0.17			0.00			Peru
	1.36			0.79
Belgium		0.00			1.30
	Croatia		1.25			0.00
Portugal		0.00			0.51			China
	0.00			0.78
Norway		0.00			0.42
	Colombia		0.00			0.42
Ireland		0.00			0.42			Czech
Republic		0.00			0.75
New Zealand		0.00			0.19
	Jordan		0.00			0.14
Other		0.44			0.00			Pakistan
	0.00			0.31
U.S.		0.43			0.00			Russia
	0.00			2.02
								Sri Lanka
	0.00			0.05

* As a percent of the total market value of common stocks.



Managers International Equity Fund
Schedule of Portfolio Investments
June 30, 1999 (unaudited)


Common Stocks - 90.8%
Basic Industries - 12.8%
AGA AB, Series B, Switzerland Certificate (Sweden)*	201,780	2,495,806
Anglo American Platinum Corp., Ltd, ADR (South Africa)	120,476	2,811,091
Aracruz Celulose SA, Sponsored ADR (Brazil)	87,400	1,922,800
Barrick Gold Corp. (Canada)	244,300	4,711,796
BASF AG (Germany)*	105,688	4,668,443
Bayer AG (Germany)*	87,326	3,636,809
BOC Group PLC (United Kingdom)*	234,853	4,597,724
Broken Hill Proprietary Co., Ltd. (Australia)*	885,667	10,245,727
Clariant AG, registered shares (Switzerland)	2,739	1,127,233
Compagnie De Saint-Gobain (France)*	24,870	3,960,954
Companhia Vale do Rio Doce, Sponsored ADR (Brazil)	93,300	1,852,369
Impala Platinum Holdings, ADR (South Africa)	61,900	1,557,163
Imperial Chemical Industries PLC (United Kingdom)*	410,000	4,048,835
Kymmene OY (Finland)*	54,040	1,721,351
Noranda, Inc. (Canada)*	84,800	1,117,229
Normandy Mining, Ltd. (Australia)*	1,107,100	736,239
Quimica Minera Chile SA, Sponsored ADR (Chile)	43,100	1,524,663
Rhone Poulenc SA, Class A (France)*	89,482	4,087,267
RTZ Corp. PLC (United Kingdom)*	229,290	3,841,878
Shin-Etsu Chemical Co., Ltd. (Japan)*	43,000	1,439,613
Stillwater Mining Co. (United States)*	74,100	2,422,144
Sumitomo Metal Mining Co. (Japan)*	242,000	1,000,248
Teijin, Ltd. (Japan)*	1,165,000	4,718,939
Viag AG (Germany)*	8,508	4,016,877
WMC, Ltd. (Australia)*	797,600	3,421,876
	___________
	Total Basic Industries	77,685,074
	___________
Capital Goods - 6.7%
Alcatel Alsthom (France)*	33,100	4,657,536
General Electric Co. PLC (United Kingdom)*	602,171	6,117,415
Heidelberger Druckmaschinen AG (Germany)*	9,229	526,109
Holderbank Financiere Glaris AG,
	bearer shares (Switzerland)	2,827	3,335,827
Matsushita Electric Works, Ltd. (Japan)*	363,000	3,504,869
National Grid Group PLC (United Kingdom)	575,200	4,007,434
Siebe PLC (United Kingdom)*	941,900	4,454,011
Siemans AG (Germany)*	77,630	5,985,863
Thyssen Krupp AG (Germany)*	116,100	2,552,811
Toshiba Corp. (Japan)*	807,000	5,757,137
	___________
	Total Capital Goods	40,899,012
	___________
Communication Services - 6.6%
BCE, Inc. (Canada)	70,300	3,425,484
British Telecommunications PLC (United Kingdom)*	276,583	4,629,938
Deutsche Telekom AG (Germany)*	37,138	1,558,147
Nippon Telegraph & Telephone Corp. (Japan)*	731	8,520,377
NTT Mobile Communication (Japan)*	416	5,570,968
NTT Mobile Communication Network, Inc. (Japan)	104	1,409,936
Swisscom AG (Switzerland)	8,268	3,110,269
Telecom Italia SpA (Italy)*	943,700	5,116,999
Telefonica SA Euro (Spain)	143,550	6,912,079
	___________
	Total Communication Services	40,254,197
	___________
Consumer Basics - 6.7%
Asahi Breweries, Ltd. (Japan)	237,000	2,950,500
Cadbury Schweppes PLC (United Kingdom)*	231,186	1,475,448
Diageo PLC (United Kingdom)*	411,776	4,325,999
Fosters Brewing Group, Ltd. (Australia)*	1,108,060	3,118,913
Gallaher Group PLC (United Kingdom)*	140,000	862,839
Heineken NV (Netherlands)*	73,350	3,754,179
J Sainsbury PLC (United Kingdom)	258,177	1,627,806
Kao Corp. (Japan)*	136,000	3,822,435
Molson Cos., Ltd. (Canada)*	138,300	2,507,715
Nestle SA, registered shares (Switzerland)	4,089	7,364,986
Roche Holdings AG (Switzerland)*	623	6,401,865
Unilever PLC (United Kingdom)*	296,428	2,630,589
	___________
	Total Consumer Basics	40,843,272
	___________
Consumer Durable Goods - 5.7%
DaimlerChrysler AG (Germany)*	38,592	3,341,736
Electrolux AB, Series B (Sweden)*	164,900	3,457,675
Matsushita Electric, Inds. (Japan)*	140,000	2,719,683
Michelin, Class B, registered shares (France)*	44,500	1,819,775
Nissan Motor Co., Ltd. (Japan)*	959,000	4,582,144
Sharp Corp.(Japan)*	455,000	5,378,606
Sony Corp. (Japan)*	97,000	10,464,165
Volvo AB, Series B (Sweden)*	99,400	2,886,335
	___________
	Total Consumer Durable Goods	34,650,119
	___________
Consumer Non-Durables - 2.1%
Great Universal Stores PLC (United Kingdom)*	576,831	6,432,803
Metro AG (Germany)*	77,604	4,815,886
Neuenburger, Schweizerische Allgemeine
	Versicherungs, Gesellschaft (Switzerland)	2,400	1,614,301
	___________
	Total Consumer Non-Durables	12,862,990
	___________
Consumer Services - 0.6%
SHIMANO, Inc. (Japan)*	158,000	3,742,002
	___________
Energy - 4.7%
British Petroleum Co. PLC (United Kingdom)*	249,600	4,469,388
Elf Aquitaine SA (France)*	35,000	5,134,150
Ente Nazionale Idrocarburi SpA (Italy)	644,700	3,847,971
Enterprise Oil PLC (United Kingdom)*	198,918	1,269,448
LASMO PLC (United Kingdom)*	667,939	1,505,560
RWE AG (Germany)*	64,553	2,987,182
Shell Transport & Trading Co.,
	registered shares (United Kingdom)*	585,247	4,391,080
Woodside Petroleum, Ltd. (Australia)*	729,350	4,932,259
	___________
	Total Energy	28,537,038
	___________
Entertainment & Leisure - 3.5%
Canal Plus (France)*	18,430	5,169,511
Carlton Communications PLC (United Kingdom)*	315,007	2,611,747
Club Mediterranee SA (France)*	26,548	2,816,066
Genting Berhad (Malaysia)*	707,900	2,432,358
Nintendo Corp., Ltd. (Japan)*	22,900	3,220,046
Reuters Group PLC (United Kingdom)*	377,795	4,969,443
	___________
	Total Entertainment & Leisure	21,219,171
	___________
Finance - 21.6%
Allianz AG, (Vinkuliert) (Germany)	16,162	4,481,702
Allied Zurich AG (United Kingdom)*	224,200	2,818,328
Argentaria SA (Spain)*	226,000	5,146,355
AXA-UAP (France)	48,600	5,926,750
Bank of Tokyo-Mitsubishi, Ltd., The (Japan)	154,000	2,193,453
Banque Nationale de Paris (France)	59,200	4,930,928
Bayerische Vereinsbank AG (Germany)	41,993	2,727,175
Daiwa Securities Co., Ltd. (Japan)	791,000	5,231,049
Development Bank of Singapore, Ltd. (Singapore)	46,000	562,162
Exel, Ltd. (Bermuda)	44,300	2,502,950
Fuji Bank, Ltd., The (Japan)	198,000	1,381,433
HSBC Holding PLC, registered shares (United Kingdom)	170,261	6,210,381
Industrial Bank of Japan,, Ltd. (Japan)	375,000	2,975,944
ING Groep NV (Netherlands)	75,100	4,064,385
Istituto Bancario San Paolo di Torino (Italy)*	238,700	3,248,044
Istituto Nazionale delle Assicurazioni (Italy)*	177,400	411,464
Li & Fung, Ltd. (Hong Kong)*	1,041,000	2,495,631
Merita, Ltd., Class A (Finland)	270,700	1,537,572
Munchener Rueckvericherungs-Gesellschaft,
	registered shares (Germany)*	11,386	2,077,495
Munchener Rueckvericherungs-Gesellschaft,
	registered shares (Germany)	2,234	413,374
National Westminster Bank PLC (United Kingdom)	278,100	5,895,878
Nichiei Co. (Japan)	14,000	1,226,750
Nikko Securities Co., Ltd. The (Japan)	1,044,000	6,740,217
Nordbanken Holding AB (Sweden)	246,800	1,444,924
Orix Corp., Ltd. (Japan)	65,300	5,829,875
Oversea-Chinese Banking Corp., Ltd. (Singapore)	206,000	1,718,684
Overseas Union Bank, Ltd. (Singapore)	587,400	2,830,012
Promise Co. (Japan)	57,080	3,373,746
Prudential Corp. PLC (United Kingdom)	561,251	8,271,684

Royal & Sun Alliance Insurance
	Group PLC (United Kingdom)	529,818	4,747,690
Sanwa Bank, Ltd., The (Japan)	184,000	1,811,557
Shohkoh Fund (Japan)	5,500	3,946,433
Sumitomo Trust and Banking Co. (Japan)	1,098,000	5,282,599
Svenska Handelsbanken, Class A (Sweden)	294,600	3,539,781
UBS AG (Switzerland)	6,280	1,873,783
Unidanmark A/S, Class A (Denmark)	30,400	2,023,238
United Assurance Group, PLC (United Kingdom)	131,745	857,649
United OverSeas Bank, Ltd. (Singapore)	493,000	3,446,945
Westpac Banking Corp., Ltd. (Australia)	218,400	1,414,858
Zurich Allied AG (Switzerland)*	6,115	3,476,084
	___________
	Total Finance	131,088,962
	___________
General Business - 6.2%
ABB, Ltd. (Sweden)*	42,477	3,977,997
Canadian Pacific, Ltd. (Canada)	81,800	1,944,312
Canon, Inc. (Japan)	155,000	4,458,957
Citic Pacific, Ltd. (Hong Kong)*	1,105,000	3,524,959
Elsevier NV (Netherlands)	187,490	2,174,334
Flughafen Wien AG (Austria)*	37,855	1,587,839
Granada Group PLC (United Kingdom)*	289,300	5,358,108
Hutchison Whampoa, Ltd. (Hong Kong)*	381,000	3,449,753
Suez Lyonnaise des Eaux (France)*	20,900	3,768,180
Swire Pacific, Ltd. (Hong Kong)*	300	1,485
Vivendi (France)*	87,381	7,075,527
	___________
	Total General Business	37,321,451
	___________
Health Care - 6.1%
AstraZeneca Group PLC (United Kingdom)*	120,369	4,693,384
Chugai Pharmaceutical Co., Ltd. (Japan)*	268,000	2,888,915
Hoechst AG (Germany)*	188,353	8,523,788
Novartis AG, registered shares (Switzerland)*	1,799	2,626,024
Sankyo Co., Ltd. (Japan)*	126,000	3,176,821
Schering AG (Germany)*	24,162	2,560,481
SmithKline Beecham Unit PLC (United Kingdom)*	528,709	6,875,366
Yamanouchi Pharmaceutical Co., Ltd. (Japan)*	147,000	5,626,271
	___________
	Total Health Care	36,971,050
	___________
Real Estate - 1.6%
Cheung Kong (Holdings), Ltd. (Hong Kong)	189,000	1,680,844
Kerry Properties, Ltd. (Hong Kong)	830,325	1,096,955
Mitsubishi Estate Co., Ltd. (Japan)*	384,000	3,748,896
Mitsui Fudosan Co., Ltd. (Japan)*	231,000	1,871,373
New World Development Co., Ltd. (Hong Kong)*	397,687	1,191,739
	___________
	Total Real Estate	9,589,807
	___________
Technology - 2.9%
British Aerospace PLC (United Kingdom)*	917,804	5,974,825
Philips Electronics N.V. (Netherlands)	47,932	4,726,135
Ricoh Co., Ltd. (Japan)*	82,000	1,129,305
TDK Corp. (Japan)*	65,000	5,948,168
	___________
	Total Technology	17,778,433
	___________
Transportation - 1.2%
Canadian National Railway Co. (Canada)	66,700	4,468,900
Railtrack Group PLC (United Kingdom)*	143,000	2,923,487
	___________
	Total Transportation	7,392,387
	___________
Utilities - 1.8%
British Energy PLC (United Kingdom)	88,600	761,124
Endesa SA (Spain)*	153,400	3,270,179
Huaneng Power International, Inc., ADR (China)*	53,600	917,900
Veba AG (Germany)*	102,824	6,041,780
	___________
	Total Utilities	10,990,983
	___________
Total Common Stocks
	(cost $456,935,173)	551,825,948
	___________
Short-Term Investments - 5.7%
Other Investment Companies - 2.2%
JPM Prime Money Market Fund, 4.62%**	13,391,955	13,391,955

	___________
	Principal
	Amount
	___________
Repurchase Agreement - 3.5%
Donaldson, Lufkin & Jenrette, Inc., dated 06/30/99,
  due 07/01/99, 4.80%, total to be received
  $21,438,858 (secured by $16,999,000 USTN,
  10.75%, due 08/15/05, market value $21,652,408),
  at cost	$21,436,000	21,436,000
	___________
Total Short-Term Investments
	(cost $34,827,955)	34,827,955
	___________

Total Investments - 96.5%
	(cost $491,763,128)	586,653,903
Other Assets, less Liabilities - 3.5%	21,587,480
	___________
Net Assets - 100.0%	608,241,383
	___________
	___________

Note:	Based on the cost of investments of $495,315,641 for federal income tax
	purposes at June 30, 1999, the aggregate gross unrealized appreciation
	and depreciation was $108,945,085 and $17,615,823, respectively,
	resulting in net unrealized appreciation of investments of $91,338,262.
	*	Non-income-producing securities.
	**	Yield shown for this investment company represents the June 30, 1999,
	seven-day average yield, which refers to the sum of the previous seven
	days' dividends paid, expressed as an annual percentage.
Investment Abbreviations and Definitions:
ADR:	Securities whose value is determined or significantly influenced by
	trading on exchanges not located in the United States or Canada.  ADR
	after the name of a holding stands for American Depositary Receipt,
	representing ownership of foreign securities on deposit with a domestic
	custodian bank.  Sponsored ADRs are initiated by the underlying foreign
	company.
Registered shares: A security whose owner has been recorded with its issuer or
	issuer's registrar.
Bearer shares: A security owned by a holder who is not registered upon the
	issuer's books.
USTN:	United States Treasury Note.





Common Stocks - 92.5%
Basic Industries - 11.2%
Aksigorta AS (Turkey)	7,000,000	194,854
BorsodChem Rt. (Hungary)	4,000	97,468
Companhia Vale do Rio Doce, Sponsored ADR (Brazil)	7,600
	150,890
Hindalco Industries, Ltd., Sponsored GDR (India)	7,500
	144,375
Pohang Iron & Steel Co., Ltd. (South Korea)*	2,000
	236,717
PT Indah Kiat Pulp & Paper Corp. (Indonesia)*	250,000
	115,524
	Total Basic Industries	939,828
Capital Goods - 9.9%
Barlow, Ltd. (South Africa)*	24,000	138,421
Cementos de Mexico, Sponsored ADR (Mexico)	807	7,944
Cemex SA, Series B, Sponsored ADR (Mexico)	16,500
	163,119
Gujarat Ambuja Cements Ltd., Sponsored GDR (India)
	20,000	165,000
Hon Hai Precision, Ind. (Taiwan)*	20,000	180,805
Samsung Electronics, Ltd., GDR representing
	1/2 voting shares (South Korea)*	3,386	180,474
	Total Capital Goods	835,763
Communication Services - 26.4%
China Telecom, Ltd., Sponsored ADR (Hong Kong)*	3,500
	199,500
Cia. de Telecomunicaciones de Chile SA,
	Sponsored ADR (Chile)	4,700	116,325
Egyptian Mobile Phone Network (Egypt)*	13,333
	300,538
Grupo Televisa SA, Sponsored GDR (Mexico)*	3,500
	156,844
Hellenic Telecommunications Organization SA (Greece)
	10,000	214,028
Philippine Long Distance Telephone Co.,
	Sponsored ADR (Philippines)	4,400	132,550
PT Indosat (Persero) TBK, Sponsored ADR (Indonesia)
	10,000	195,000
Telecom Agrentina Stet, France Telecom SA,
	Sponsored ADR (Argentina)	2,000	53,553
Telecomunicacoes Brasileiras SA, Telebras,
	Sponsored ADR (Brazil)*	2,050	184,884
Telecomunicacoes de Sao Paulo SA, Preferred (Brazil)*
	970,000	115,052
Telefonica de Argentina SA, Sponsored ADR (Argentina)	2,400
	75,300
Telefonica del Peru SA, Sponsored ADR (Peru)	7,000
	105,875
Telefonos de Mexico SA, Sponsored ADR (Mexico)	2,000
	161,625
Telekomunidacja Polksa SA, GDR (Poland)*	13,113
	91,791
Videsh Sanchar Nigam, Ltd., Sponsored GDR (India)	5,800
	73,225
Videsh Sanchar Nigam, Ltd., Sponsored GDR (India)(a)	3,800
	47,975
	Total Communication Services	2,224,065
Computer Software - 0.6%
Prokom Software, Sponsored GDR (Poland)*	3,000	48,450
Consumer Basics - 5.0%
Efes Sinai Yatirim Holdings AS,
	Sponsored GDR (Turkey)*	35,700	28,560
Fomento Economico Mexica, UBD (Mexico)	29,000
	115,926
Fomento Economico Mexicano SA,
	Sponsored ADR (Mexico)	1,600	63,800
Illovo Sugar, Ltd. (South Africa)*	90,000	99,188
Mavesa, SA (Venezuela)	36,000	117,000
	Total Consumer Basics	424,474
Energy - 3.3%
Perez Companc SA, Sponsored ADR (Argentina)	11,200
	138,600
Petroleo Brasileiro SA, Sponsored ADR (Brazil)	9,550
	142,056
	Total Energy	280,656
Entertainment & Leisure - 3.2%
Embratel Participacoes SA, Sponsored ADR (Brazil)*	6,600
	91,575
Matav-Cable Systems Media, Ltd., Sponsored ADR (Israel)
	4,000	176,000
	Total Entertainment & Leisure	267,575
Finance - 16.2%
Banco Frances SA, Sponsored ADR (Argentina)	6,400
	121,600
Bank Leumi Le-Israel (Israel)	92,000	173,812
Chinatrust Commmercial Bank (Taiwan)*	63,000
	75,678
Commercial Bank of Greece (Greece)	2,750	196,410
Housing & Commercial Bank, Korea,
	Sponsored GDR (South Korea)	7,000	214,550
Liberty Life Association of Africa, Ltd. (South Africa)
	10,000	128,107
Public Bank Berhard (Malaysia)	140,000	132,038
Yapi ve Kredi Bankasi AS (Turkey)	15,000,000	216,768
Yapi ve Kredi Bankasi AS, receipts (Turkey)	7,200,000
	104,049
	Total Finance	1,363,012
General Business - 1.4%
Chilectra SA, Sponsored ADR (Chile)	5,400	116,802
Health Care - 3.0%
Pliva d.d., registered shares GDR (Croatia)	6,500
	97,500
Richter Gedeon Rt., Sponsored GDR (Hungary)	3,500
	152,250
	Total Health Care	249,750
Miscellaneous - 1.3%
ROC Taiwan Fund (Taiwan)	14,000	112,875
Real Estate - 1.3%
Corporacion GEO, SA de C.V. (Mexico)*	25,000
	106,034
Technology - 5.6%
Shin Corp.s Public Co., Ltd. (Thailand)*	39,000
	181,912
Siliconware Precision Industries Co. (Taiwan)*	55,350
	105,388
Taiwan Semiconductor Manufacturing Co. (Taiwan)*
	49,200	188,118
	Total Technology	475,418
 Utilities - 4.1%
Enersis SA, Sponsored ADR (Chile)	6,150	140,681
Huaneng Power International, Inc. (Hong Kong)*	290,000
	121,478
YTL Power International Berhad (Malaysia)*	100,000
	86,256
	Total Utilities	348,415
Total Common Stocks
	(cost $6,424,673)	7,793,117
Other Investment Companies - 4.6%
JPM Prime Money Market Fund**
	(cost $390,240) 	390,240	390,240
Total Investments - 97.1%
	(cost $6,814,913)	8,183,357
Other Assets, less Liabilities - 2.9%	242,352
Net Assets - 100.0%	8,425,709

Note:	Based on the cost of investments of $6,821,152 for
federal income tax
	purposes at June 30, 1999, the aggregate gross
unrealized appreciation
	and depreciation was $1,681,871 and $319,666,
respectively,
	resulting in net unrealized appreciation of
investments of $1,362,205.
	*	Non-income-producing securities.
	**	Yield shown for this investment company
represents the June 30, 1999,
	seven-day average yield, which refers to the sum of
the previous seven
	days' dividends paid, expressed as an annual
percentage.
(a) Security exempt from registration under Rule
144A of the Securities Act
	of 1933.  This security may be resold in transactions
exempt from
	registration, normally to qualified buyers.  At June
30, 1999, the value of
	this security amounted to $47,975, or 0.6% of net
assets.
Investment Abbreviations and Definitions:
ADR/GDR:	Securities whose value is determined or
significantly influenced by
	trading on exchanges not located in the United States or Canada.
	ADR after the name of a holding stands for American
Depositary
	Receipt, representing ownership of foreign securities on deposit
	with a domestic custodian bank; a GDR (Global
Depositary Receipt)
	is comparable, but foreign securities are held on deposit in a non-
	U.S. bank. Sponsored ADR/GDRs are initiated by the underlying
	foreign company.
Registered shares: A security whose owner has been recorded with its issuer or
	issuer's registrar.



					Managers		Managers

					International
	Emerging Markets
					Equity		Equity

					Fund		Fund
Assets:
	Investments at value*
	$586,653,903 			$8,183,357
	Cash				175 			297,743
	Foreign currency (cost $3,103,063 and $238,068)
		3,091,776 			237,688
	Receivable for investments sold
	2,270,811 			62,972
	Receivable for Fund shares sold
	19,763,375 			163,595
	Receivable for open forward foreign

		currency contracts			50,874,875

	Deferred organization expense
		7,666
	Dividends, interest and other receivables
	976,550 			65,173
	Prepaid expenses				65,251
	5,247

			Total assets		663,696,716
		9,023,441

Liabilities:

	Payable for Fund shares repurchased
	604,065 			4,423
	Payable for investments purchased
	3,216,757 			574,903
	Payable for open forward foreign

		currency contracts			50,883,503

	Accrued expenses:

		Investment advisory and

			management fees		430,791
	4,458
		Administrative fees			119,664

		Other			200,553
	13,948

			Total liabilities		55,455,333
	597,732

Net Assets					$608,241,383
	$8,425,709

Shares outstanding					11,726,914
		793,975

Net asset value, offering and redemption

	price per share				$51.87
	$10.61

Net Assets Represent:

	Paid-in capital				$490,522,415
		$7,972,274
	Undistributed net investment income
	2,455,649 			48,789
	Accumulated net realized gain (loss) from

		investments and foreign currency

		contracts and transactions
	20,417,538 			(959,536)
	Net unrealized appreciation of investments and

		foreign currency contracts and translations
		94,845,781 			1,364,182

Net Assets					$608,241,383
	$8,425,709

	*Investments at cost
	$491,763,128 			$6,814,913





						Managers
	Managers
						International
	Emerging Markets
						Equity
	Equity
						Fund		Fund
Investment Income:

	Dividend income					7,721,772
		112,549
	Interest income					747,082
		931
	Foreign withholding tax
	(859,937)			(14,240)

		Total investment income				7,608,917 			99,240

Expenses:

	Investment advisory and management fees
		2,536,451 			30,632
	Administrative fees
	704,570 			6,659
	Custodian fees					373,660
		2,003
	Transfer agent fees
	252,760 			12,126
	Audit fees					26,823
	8,498
	Registration fees					23,043
		5,600
	Trustee fees					21,561
		203
	Insurance					15,652
	16
	Legal fees					9,573
	75
	Amortization of organization expense
					1,050
	Miscellaneous expenses					40,368 			903

		Total expenses before reductions
	4,004,461 			67,765
	Less:		Fee waivers
	(17,314)
			Expense reductions
	(20,557)

	Net expenses					3,983,904
		50,451

		Net investment income
	3,625,013 			48,789

Net Realized and Unrealized Gain (Loss):

	Net realized gain (loss) on

		investment transactions
	18,507,650 			(353,457)
	Net realized gain (loss) on foreign currency

		contracts and transactions
	(1,480,646)			3,058
	Net unrealized appreciation of investments
			16,102,868 			2,027,449
	Net unrealized appreciation (depreciation) from

		foreign currency contracts and translations
			1,519,050 			(3,985)

		Net realized and unrealized gain
	34,648,922 			1,673,065


Net Increase in Net Assets

	Resulting from Operations
	38,273,935 			1,721,854



The Managers Funds
Statements of Changes in Net Assets

					Managers International Equity
Fund 								Managers
Emerging Markets Fund
					For the
				For the

					six months ended
	For the 				six months ended
		For the period
					June 30, 1999
	year ended				June 30, 1999
		February 9, 1998* to
					(unaudited)
	December 31, 1998				(unaudited)
		December 31, 1998
Increase (Decrease) in Net Assets


From Operations:


	Net investment income (loss)
	3,625,013 				5,246,831
	48,789 				(3,202)
	Net realized gain (loss) on


		investments and foreign


		currency transactions				17,027,004 				31,069,730
	(350,399)				(606,302)
	Net unrealized appreciation


		(depreciation) of


		investments and foreign


		currency translations
	17,621,918 				31,976,004
	2,023,464 				(659,282)


		Net increase (decrease)


			in net assets resulting


			from operations			38,273,935
			68,292,565 				1,721,854
			(1,268,786)


Distributions to Shareholders:


	From net investment income
				(4,019,280)

	From net realized gain


		on investments
		(32,137,834)



		Total distributions to


			shareholders
		(36,157,114)



From Capital Share Transactions:


	Proceeds from sale of shares
	655,361,224 				744,729,587
			3,805,949 				8,313,314
	Net asset value of shares issued


		in connection with reinvestment


		of dividends and distributions
					31,404,010

	Cost of shares repurchased
	(638,219,844)				(642,067,138)
			(1,779,368)				(2,367,254)


		Net increase from capital


			share transactions			17,141,380 				134,066,459
		2,026,581 				5,946,060


	Total increase in net assets
	55,415,315 				166,201,910
		3,748,435 				4,677,274


Net Assets:

Beginning of period				552,826,068
			386,624,158
		4,677,274


End of period					608,241,383
		552,826,068
8,425,709 				4,677,274


End of period undistributed


(overdistributed) net


investment income					2,455,649
		(1,169,364)				48,789
		21,353

Share Transactions:


Sale of shares					13,257,621
		15,011,971 				401,036
		916,005
Shares issued in connection


with reinvestment of


dividends and distributions
		647,906

Shares repurchased
(12,848,181)				(12,824,573)
	(211,103)				(311,963)


	Net increase in shares
409,440 				2,835,304
189,933 				604,042


* Commencement of operations.



Managers International Equity Fund
Financial Highlights
For a share of capital stock outstanding throughout
Each period

			For the
		six months
						ended
	June 30, 1999	Year ended December 31,
						(unaudited)		1998
			1997				1996
	1995 				1994
Net Asset Value,
	Beginning of Period
	$48.85 				$45.58
	$43.69 				$39.97
	$36.35 				$35.92



Income from


	Investment Operations:



	Net investment income
	0.31 				0.54 				0.42
0.32 0.31(a)
	0.16
	Net realized and unrealized



		gain on investments
	2.71 				6.06 				4.27
4.76 5.59
	0.56



			Total from investment



				operations				3.02
6.60 4.69
5.08 5.90
	0.72



Less Distributions to


	Shareholders from:


	From net investment income
		---				(0.37)
(0.65) (0.33)
	(0.13)				(0.08)
	From net realized gain on



		investments						---
(2.96) (2.15)
			(1.03)
	(2.15)				---
	In excess of net realized gain



		on investments
	---				---				---
			---			---
	(0.21)

			Total distributions to
				shareholders
	---				(3.33)
(2.80) (1.36)
	(2.28)				(0.29)



Net Asset Value,


	End of Period
	$51.87 				$48.85
	$45.58 				$43.69
	$39.97 				$36.35



Total Return
	6.18%(c)				14.54%
	10.83%				12.77%
	16.24%				2.00%



Ratio of net expenses



	to average net assets
	1.41%(b)(d)				1.41%(b)
	1.45%(b)				1.53%			1.58%
			1.49%



Ratio of net investment income



	to average net assets
	1.29%(d)       				1.05%
	0.75%				0.97%			0.80%
		0.60%



Portfolio turnover
	19%(c)				56%
	37%				30%			73%
		22%



Net assets at end of period



	(000's omitted)
	$608,241 				$552,826
	$386,624 				$269,568
	$140,488 				$86,924



(a) Calculated using the average shares outstanding during the year.


(b) The Fund has entered into arrangements with one or more third-party broker-dealer(s) who have paid a portion of the Fund's expenses. In addition, the Fund has received credits against its custodian expense for uninvested overnight cash balances. Absent these expense reductions, the annualized ratio of expenses to average net assets for the six months ended June 30, 1999, and the years ended December 31, 1998 and 1997 would have been 1.42%, 1.42%, and 1.45%, respectively. (See Note 1c of
Notes to Financial Statements.)



(c) Not annualized.


(d)		Annualized.




Managers Emerging Markets Equity Fund
Financial Highlights
For a share of capital stock outstanding throughout each period
						For the

						six months

						ended
	For the period
						June 30, 1999
			February 9, 1998*
						(unaudited)
		to December 31, 1998


Net Asset Value, Beginning of Period
7.74 10.00



Income from Investment Operations:


	Net investment income (loss)
0.06 (0.01)

	Net realized and unrealized gain (loss)


		on investments					2.81
				(2.25)


			Total from investment operations
2.87 (2.26)



Net Asset Value, Beginning of Period
10.61 7.74



Total Return (b)
	37.08%(c)					(22.60)%(c)



Ratio of net expenses to average net assets
				1.89%(d)
	2.54%(d)


Ratio of net investment income (loss) to


	average net assets
	1.83%(d)					(0.09)%(d)



Portfolio turnover
	85%(c)					89%(c)



Net assets at end of period (000's omitted)
			$8,426 				$4,677





Expense Waiver/Reduction (a)



Ratio of total expenses to average net assets
				2.54%(d)
	3.57%(d)


Ratio of net investment income (loss) to


	average net assets
	2.48%(d)					(1.11)%(d)



(a) Ratio information assuming no waiver of investment advisory and management fees or administration fees and no reduction of custodian expenses due to credits received for uninvested cash balances. (See Notes 1c and 2 of Notes to Financial Statements.)

(b) The total return would have been lower had certain expenses not been reduced during the periods shown.


(c) Not annualized.

(d) Annualized.


* Commencement of operations.








(1)	Summary of Significant
	Accounting Policies
The Managers Funds (the "Trust") is a no-load, open-end, management investment company, organized as a Massachusetts business trust, and registered under the Investment
Company Act of 1940, as amended (the "1940 Act"). Currently the Trust is comprised of 10 investment series. Included in this report are Managers International Equity Fund
("International Equity") and Managers Emerging Markets Equity Fund ("Emerging Markets
Equity"), collectively the "Funds."

The Funds' financial statements are prepared in accordance with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

(a)	Valuation of Investments
Equity securities traded on a domestic or international securities exchange are valued at the last quoted sales price, or, lacking any sales, on the basis of the last quoted bid price. Over-the-counter securities for which market quotations are readily available are valued at the last quoted bid price. Fixed income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term investments, having a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures adopted by the Board of Trustees.

(b)	Security Transactions
Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

(c)	Investment Income
	and Expenses
Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of withholding tax. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums when required for federal income tax purposes. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds in the Trust based upon their average net assets.

International Equity had certain portfolio trades directed to various brokers who paid a portion of the Fund's expenses. For the six months ended June 30, 1999, International Equity's custody expenses were reduced by $20,021 under this arrangement.

In addition, International Equity has a "balance credit" arrangement with the custodian bank whereby the Fund is credited with an interest factor equal to 0.75% of the nightly Fed Funds rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged to the Fund. For the six months ended June 30, 1999, International Equity's custody expenses were reduced by $536, under this arrangement.

(d)	Dividends and Distributions
Dividends resulting from net investment income, if any, normally will be declared and paid annually for the Funds. Distributions of capital gains, if any, will be made on an annual basis and when required for federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency related transactions, losses deferred due to wash sales and equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e)	Organization Costs
	(Emerging Markets Equity only)
Organization and registration related costs of $10,588 have been deferred and are being amortized over a period of time not to exceed 60 months from the commencement of operations on February 9, 1998.

(f)	Repurchase Agreements
Each Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund's custodian or at the Federal Reserve Bank.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(g)	Federal Taxes
Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

(h)	Capital Stock
The Trust's Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At June 30, 1999, certain omnibus accounts held greater than 10% of the outstanding shares of the following Funds: International Equity- two own 38% combined; and Emerging Markets Equity- two own 50% combined.

(i)	Foreign Currency Translation
The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions.
Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

In addition, the Funds do not isolate that portion of the results of operation resulting from changes in exchange rates from the fluctuations resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

(2)	Agreements and Transactions
	with Affiliates
Effective April 1, 1999, the Trust entered into a new Fund Management Agreement under which The Managers Funds LLC (the "Investment Manager"), formerly The Managers Funds, L.P. and now a subsidiary of Affiliated Managers Group, Inc., provides or oversees investment advisory and management services to the Funds. The Investment
Manager selects portfolio managers for each Fund (subject to Trustee approval), allocates assets among portfolio managers and monitors the portfolio managers' investment programs and results. Each Fund's investment portfolio is managed by portfolio managers who serve pursuant to Portfolio Management Agreements with the Investment Manager and the Fund. Certain trustees and officers of the Funds are officers of the Investment Manager.

Investment advisory and management fees are paid directly by each Fund to The Managers Funds LLC based on average daily net assets. The annual investment advisory and management fee rates, as a percentage of average daily net assets for are as follows:

	Investment Advisory
Fund	and Management Fee
____	__________________
International
 Equity	0.90%
Emerging
 Markets Equity	1.15%*
_____________
*For the six months ended June 30, 1999, the Investment Manager voluntarily waived a portion of its investment advisory and management fee, amounting to $10,655, or 0.40% on an annual basis.

Effective April 1, 1999, the Trust entered into a new Administration and Shareholder Servicing Agreement under which The Managers Funds LLC serves as each Fund's administrator (the "Administrator") and is responsible for all aspects of managing the Funds' operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds' shareholders. During the six months ended June 30, 1999, International Equity paid a fee to the Administrator at the rate of 0.25% per annum of the Fund's average daily net assets. With respect to Emerging Markets Equity, the Administrator voluntarily waived its entire administrative fee for the six months ended June 30, 1999, amounting to $6,659.

Effective April 1, 1999, the aggregate annual fee paid to each outside Trustee for serving as a Trustee of the Trust has been increased to $16,000. In addition, the fees that the Trustees receive for attendance at in-person and telephonic meetings have been increased to $1,000 and $500 per meeting, respectively. The Trustee fee expense shown in the financial statements represents the Fund's allocated portion of the total fees paid by the Trust.

(3)	Purchases and Sales
	of Securities
Purchases and sales of securities, excluding short-term securities, for the six months ended June 30, 1999, were as follows:

Fund	Purchases	Sales
International Equity	$100,064,618	$123,056,311
Emerging Markets
 Equity	6,281,118	4,385,579

Only International Equity had sales of U.S. Government securities, which amounted to $6,651,027. There were no purchases of U.S. Government securities by either fund.


(4)	Foreign Securities
There are certain considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Funds' investments in emerging market countries may involve greater risks than investments in more developed markets. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risks, adverse political and economic developments and possible adverse foreign government intervention. Securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

(5)	Forward Foreign Currency
	Contracts (International
	Equity only)
During the six months ended June 30, 1999, International Equity invested in forward foreign currency exchange contracts. These investments may involve greater market risk than the amounts disclosed in the Fund's financial statements.

A forward foreign currency exchange contract is an agreement between the Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counterparty is realized on the date of offset, otherwise gain or loss is realized on settlement date.

The Fund may invest in non-U.S. dollar denominated instruments subject to limitations, and enter into forward foreign currency exchange contracts to facilitate transactions in foreign securities and protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.






Open forward foreign currency exchange contracts for
International Equity at June 30, 1999, were as
follows:
Foreign Currency			Settlement Date
	Current Value (in U.S. Dollars)
	Unrealized Gain/Loss (in U.S. Dollars)

Buy Contracts
Euro			08/31/99		7,460,534
	(476,412)
	(Payable Amount $7,936,946)


Sell Contracts
Euro			08/31/99		7,460,534
	499,466
Japanese Yen			09/01/99
	2,943,908 		76,092
Japanese Yen			09/10/99
	3,266,763 		23,237
Japanese Yen			09/29/99
	29,275,352 		(131,011)

Total Sell Contracts

	(Receivable Amount $43,414,341)
	42,946,557 		467,784




At the Special Meeting of Shareholders of the Trust held on March 31, 1999, the following votes were recorded for Managers International Equity Fund ("International Equity") and Managers Emerging Markets Equity
Fund ("Emerging Markets Equity"). The proposals, which shareholders were asked to vote on, are explained in further detail in the proxy statement dated February 12, 1999. Proposal 2 did not apply to these Funds.

	Proposal 1 - Approval of New Fund Management Agreement
Fund	Shares For	Shares Against	Shares Abstained
International Equity	6,329,696	70,321	92,045
Emerging Markets Equity	301,337	1,335	4,294

	Proposal 3 - Expansion of the Board of Trustees
Fund	Shares For	Shares Against	Shares Abstained
International Equity	6,223,898	166,575	101,588
Emerging Markets Equity	291,751	5,737	9,478

	Proposal 4 - Election of Trustees
	International Equity
	Trustee	Shares For	Shares Witheld
	Madeline H. McWhinney	6,369,365	122,698
	Steven J. Paggioli	6,373,453	118,610
	Thomas R. Schneeweis	6,375,675	116,388
	Robert P. Watson	6,376,147	115,916
	Sean M. Healey	6,376,147	115,916
	Jack W. Aber	6,376,541	115,522
	William E. Chapman, II	6,376,578	115,485
	Edward J. Kaier	6,376,578	115,485
	Eric Rakowski	6,376,578	115,485

	Emerging Markets Equity
	Trustee	Shares For	Shares Witheld
	Madeline H. McWhinney	302,399	4,568
	Steven J. Paggioli	302,399	4,568
	Thomas R. Schneeweis	302,399	4,568
	Robert P. Watson	302,399	4,568
	Sean M. Healey	302,399	4,568
	Jack W. Aber	302,399	4,568
	William E. Chapman, II	302,399	4,568
	Edward J. Kaier	302,399	4,568
	Eric Rakowski	302,399	4,568

Pursuant to Article III, Section 1 of the By-Laws of the Trust and the Investment Company Act of 1940, such total votes on each proposal represents a quorum of the outstanding shares of the Fund.



FUND DISTRIBUTOR
THE MANAGERS FUNDS, L.P.
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

CUSTODIAN

State Street Bank and Trust
 Company
1776 Heritage Drive
North Quincy, Massachusetts
 02171

LEGAL COUNSEL

Swidler Berlin Shereff
 Friedman, LLP
919 Third Avenue
New York, New York 10022

TRANSFER AGENT

Boston Financial Data Services, Inc.
attn: The Managers Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded by an effective prospectus.

THE MANAGERS FUNDS

EQUITY FUNDS:
----------------
INCOME EQUITY FUND
  Scudder Kemper Investments, Inc.
  Chartwell Investment Partners, L.P.

CAPITAL APPRECIATION FUND
  Essex Investment Management
  Co., LLC
  Roxbury Capital Management, LLC

SPECIAL EQUITY FUND
  Liberty Investment Management
  Pilgrim Baxter & Associates, Ltd.
  Westport Asset Management, Inc.
  Kern Capital Management, LLC

INTERNATIONAL EQUITY
  FUND
  Scudder Kemper Investments, Inc.
  Lazard Asset Management Co.

EMERGING MARKETS
  EQUITY FUND
  Rexiter Capital Management Limited

INCOME FUNDS:
------------------------

MONEY MARKET FUND
  J.P. Morgan Investment Management Inc.

SHORT AND INTERMEDIATE
  BOND FUND
  Standish, Ayer & Wood, Inc.

BOND FUND
  Loomis, Sayles & Company, L.P.

GLOBAL BOND FUND
  Rogge Global Partners


www.managersfunds.com